Employee Benefits (Composition of Fair Value of the Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Levels of fair value hierarchy [Line Items]
Equity instruments	$ 166	$ 280
Debt instruments	242	340
Deposits with insurance companies	24	28
Fair value of plan assets	432	648
With quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	126	230
Debt instruments	232	337
Without quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	40	50
Debt instruments	$ 10	$ 3